Activity that Occurred for Level Three Assets (Detail) - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period		$ 30,673	$ 31,669
Actual Return on Plan Assets For Assets Still Held at Reporting Date		1,096	191
Actual Return on Plan Assets For Assets Sold During Year			9
Settlements	[1]	(1,382)	(1,196)
Balance at End of Period		$ 30,387	$ 30,673

[1]	Includes the impact of exchange rate changes during the year.